STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1) (Nonvested shares, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Nonvested shares	60,000	124,000
Granted	2,017,000	6,000
Forfeited / Expired	(50,000)
Vested	(1,997,000)	(70,000)
Number of Nonvested shares	30,000	60,000	124,000
Weighted Average Exercise Price Nonvested shares	$ 2.60	$ 2.25
Weighted Average Exercise Price, Granted	$ 1.70	$ 0.85
Weighted Average Exercise Price, Forfeited / Expired	$ 1.70
Weighted Average Exercise Price, Vested	$ 1.70	$ 1.83
Weighted Average Exercise Price, Nonvested shares	$ 2.60	$ 2.60	$ 2.25
Weighted Average Remaining Contractual Term, Granted (in years)	11 months 16 days	4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Forfeited / Expired (in years)	11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)	8 months 19 days	6 years 2 months 16 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	5 years 9 months 29 days	6 years 9 months 29 days	7 years 3 months 29 days